Schedule of Reconciliation of Income Tax Rate (Details) $ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Income Tax Disclosure [Abstract]
Income before income taxes	$ (188)	$ (248)	$ 183	$ 125	$ 171	$ 1,235	$ 799
Statutory income tax rate	17.00%	17.00%	17.00%	17.00%	17.00%	17.00%	17.00%
Income tax expense at statutory rate		$ (42)	$ 31		$ 29	$ 210	$ 136
Tax effect on non-deductible expenses			7		10	7	15
Tax effect on non-taxable income			(9)			(9)	(8)
Corporate tax exemption		5	(17)		(22)	(17)	(17)
Corporate tax rebate			(12)		(16)	(40)
Unrecognized deferred tax asset		37
Income tax expense				$ (1)	(1)	117	136
Deferred tax assets not recognized							10
Effect of lower tax rates in foreign jurisdictions					23
Over adjustment to tax in respect of prior year					(5)
Utilization of prior year tax losses					$ (20)	$ (34)